Subsequent Events - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions			1 Months Ended
	Jul. 17, 2018	Dec. 20, 2017	Apr. 21, 2018
Subsequent Event [Line Items]
Aggregate funds		₨ 240,000.0
Aggregate amount received on issue of equity shares		₨ 85,000.0
Face value of share		₨ 2
Subsequent Event
Subsequent Event [Line Items]
Issuance of equity shares	39,096,817
Share price	₨ 2,174.09
Share premium	₨ 2,172.09
Dividend paid | Subsequent Event
Subsequent Event [Line Items]
Dividend paid, per share amount			₨ 13.0
Dividend paid, total amount			₨ 33,736.2
Dividend Declared | Subsequent Event
Subsequent Event [Line Items]
Dividend declared, date approved			Jun. 29, 2018
Dividend declared, board of directors meeting date			Apr. 21, 2018